Fair Value Measurements - Fair Values of Derivative Instruments in Condensed Consolidated Balance Sheets (Detail) (Interest rate swap arrangements [Member], Derivatives designated as hedging instruments [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest rate swap arrangements [Member] | Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Accounts Payable and Other Current Liabilities	$ 3	$ 6	$ 10
Other Non-Current Liabilities	$ 15	$ 16	$ 14